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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -----------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:             EnTrust Partners LLC
                  -----------------------------------------------------
Address:          717 Fifth Avenue
                  -----------------------------------------------------
                  New York, NY 10022
                  -----------------------------------------------------


Form 13F File Number:  28-04371
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard I. Ellenbogen
                  -----------------------------------------------------
Title:            Vice President & General Counsel
                  -----------------------------------------------------
Phone:            212.224.5505
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/Richard I. Ellenbogen    New York, NY                   2/14/01
------------------------    -------------------------      -------
(Signature)                 (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ------------------------        -----------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            ---------------------------

Form 13F Information Table Entry Total:              29
                                            ---------------------------

Form 13F Information Table Value Total:    $         79,296
                                            ---------------------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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

                                                                            ENTRUST PARTNERS LLC
NAME OF ISSUER                      TITLE OF CLASS  CUSIP      MARKET VALUE SHARES/PRN AMT SH/PRN PUT/CALL
                                                               * 1000
ADVANCED MICRO DEVICES INC          COMMON STOCK    007903107           221          16000 SH
AMERICA ONLINE INC-DEL              COMMON STOCK    00184A105           790          22700 SH
ASPECT TELECOMMUNICATIONS CORP      COMMON STOCK    04523710           5381         668700 SH
ASPEON INC                          COMMON STOCK    045354107           350         233175 SH
AT&T CORP LIBERTY MEDIA CORP        COMMON STOCK    001957208          1711         126150 SH
AZTEC TECHNOLOGY PARTNERS INC       COMMON STOCK    05480L101           174         796500 SH
CABLETRON SYSTEMS INC               COMMON STOCK    126920107          3051         202575 SH
CAPITAL ONE FINANCIAL CORP          COMMON STOCK    14040H105          2020          30700 SH
CASELLA WASTE SYSTEMS INC-CLA       COMMON STOCK    147448104          4148         477450 SH
CRESTLINE CAPITAL CORP              COMMON STOCK    226153104          8631         335175 SH
DIAMONDS TRUST - UNIT SERIES 1      SHARES          252787106          4720          44200 SH
***ESC MEDICAL SYSTEMS LTD          CONVERT. BOND   269025AB8          1670        2000000 SH
***ESC MEDICAL SYSTEMS LTD          ORDINARY SHS    M40868107          2398         198800 SH
NASDAQ 100 SHARES UNIT SER 1        SHARES          631100104          2376          40700 SH
OMNICARE INC                        COMMON STOCK    681904108          3694         170800 SH
STANDARD & POORS DEP. REC           SHARES          78462F103          4487          34200 SH
STARWOOD HOTELS & RESORTS           COMMON STOCK    85590A203          6029         171025 SH
***SBS BROADCASTING SA              COMMON STOCK    L8137F102          5698         217600 SH
UNITEDFLOBALCOM CL A                COMMON STOCK    913247508          4367         320500 SH
USA NETWORKS INC                    COMMON STOCK    902984103          2850         146600 SH
VIACOM INC CL-B                     COMMON STOCK    925524308           870          18600 SH
VODAFONE GROUP PLC NEW              COMMON STOCK    92857W100          3606         100700 SH
NAVISTAR INTERNATIONAL CORP         COMMON STOCK    63934E108             5            430 SH     CALL
GLOBALSTAR T JAN 020                COMMON STOCK    G3930H104          8301           4427 SH     PUT
GLOBALSTAR T JAN 010                COMMON STOCK    G3930H104           204            215 SH     PUT
RITE AID CRP JAN 005                COMMON STOCK    767754104           281            935 SH     PUT
TAKE TWO INTERACTIVE SOFT.          COMMON STOCK    0008740541          183            430 SH     PUT
VENTANA MED JAN 22.5                COMMON STOCK    92276H106           324            720 SH     PUT
XEIKON NV AUG 020 AME               COMMON STOCK    984003103           756            555 SH     PUT
                                                                      79296
*** FOREIGN COMPANY

Table continued...

NAME OF ISSUER                      INVESTMENT MANAGERS  SOLE    SHARED NONE
                                    Discretion
ADVANCED MICRO DEVICES INC          SOLE                   16000
AMERICA ONLINE INC-DEL              SOLE                   22700
ASPECT TELECOMMUNICATIONS CORP      SOLE                  668700
ASPEON INC                          SOLE                  233175
AT&T CORP LIBERTY MEDIA CORP        SOLE                  126150
AZTEC TECHNOLOGY PARTNERS INC       SOLE                  796500
CABLETRON SYSTEMS INC               SOLE                  202575
CAPITAL ONE FINANCIAL CORP          SOLE                   30700
CASELLA WASTE SYSTEMS INC-CLA       SOLE                  477450
CRESTLINE CAPITAL CORP              SOLE                  335175
DIAMONDS TRUST - UNIT SERIES 1      SOLE                   44200
***ESC MEDICAL SYSTEMS LTD          SOLE                 2000000
***ESC MEDICAL SYSTEMS LTD          SOLE                  198800
NASDAQ 100 SHARES UNIT SER 1        SOLE                   40700
OMNICARE INC                        SOLE                  170800
STANDARD & POORS DEP. REC           SOLE                   34200
STARWOOD HOTELS & RESORTS           SOLE                  171025
***SBS BROADCASTING SA              SOLE                  217600
UNITEDFLOBALCOM CL A                SOLE                  320500
USA NETWORKS INC                    SOLE                  146600
VIACOM INC CL-B                     SOLE                   18600
VODAFONE GROUP PLC NEW              SOLE                  100700
NAVISTAR INTERNATIONAL CORP         SOLE                     430
GLOBALSTAR T JAN 020                SOLE                    4427
GLOBALSTAR T JAN 010                SOLE                     215
RITE AID CRP JAN 005                SOLE                     935
TAKE TWO INTERACTIVE SOFT.          SOLE                     172
VENTANA MED JAN 22.5                SOLE                     225
XEIKON NV AUG 020 AME               SOLE                     555

*** FOREIGN COMPANY
